Other Intangible Assets and Goodwill - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 9,478
Intangible assets and goodwill at end of period	9,227	$ 9,478
Gross carrying value
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	9,647	2,216
Additions during the period	1	7,411
Effect of exchange rate adjustment	(229)	20
Intangible assets and goodwill at end of period	9,419	9,647
Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(169)	(133)
Amortization for the period	25	16
Impairment losses for the period		18
Effect of exchange rate adjustment	2	(2)
Intangible assets and goodwill at end of period	(192)	(169)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	355
Intangible assets and goodwill at end of period	355	355
Goodwill | Gross carrying value
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	355	355
Additions during the period	0	0
Effect of exchange rate adjustment	0	0
Intangible assets and goodwill at end of period	355	355
Goodwill | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Impairment losses for the period		0
Effect of exchange rate adjustment	0	0
Intangible assets and goodwill at end of period	0	0
Licenses and Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	120
Intangible assets and goodwill at end of period	114	120
Licenses and Patents | Gross carrying value
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	268	149
Additions during the period	1	115
Effect of exchange rate adjustment	(4)	4
Intangible assets and goodwill at end of period	265	268
Licenses and Patents | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(148)	(126)
Amortization for the period	5	2
Impairment losses for the period		18
Effect of exchange rate adjustment	2	(2)
Intangible assets and goodwill at end of period	(151)	(148)
Technology Platform
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	529
Intangible assets and goodwill at end of period	498	529
Technology Platform | Gross carrying value
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	550	180
Additions during the period	0	369
Effect of exchange rate adjustment	(11)	1
Intangible assets and goodwill at end of period	539	550
Technology Platform | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(21)	(7)
Amortization for the period	20	14
Impairment losses for the period		0
Effect of exchange rate adjustment	0	0
Intangible assets and goodwill at end of period	(41)	(21)
Acquired IPR&D
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,474
Intangible assets and goodwill at end of period	8,260	8,474
Acquired IPR&D | Gross carrying value
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,474	1,532
Additions during the period	0	6,927
Effect of exchange rate adjustment	(214)	15
Intangible assets and goodwill at end of period	8,260	8,474
Acquired IPR&D | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Amortization for the period	0	0
Impairment losses for the period		0
Effect of exchange rate adjustment	0	0
Intangible assets and goodwill at end of period	$ 0	$ 0